Note 38 - Insurance and reinsurance contracts income and expenses	6 Months Ended
Jun. 30, 2018
Insurance and Reinsurance Contracts Income and Expenses
Other operating income and expenses on Insurance and reinsurance contracts

Income and expense from insurance and reinsurance contracts

The breakdown of the balance under the headings “Income and expense from insurance and reinsurance contracts” in the accompanying consolidated income statements is as follows:

Other operating income and expense on insurance and reinsurance contracts (Millions of euros)
	June 2018	June 2017
Income on insurance and reinsurance contracts	1,609	1,863
Expenses on insurance and reinsurance contracts	(1,093)	(1,295)
Total	516	568